Cover	6 Months Ended
Jun. 30, 2024
Document Information Line Items
Entity Registrant Name	SBC Medical Group Holdings Incorporated
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001930313
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false